Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MARSICO INVESTMENT FUND
Entity Central Index Key	0001047112
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000232236 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Focus Fund
Class Name	Institutional Class
Trading Symbol	MIFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico Focus Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focus Fund (Institutional Class/MIFOX)	$45	0.92%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 979,236,858
Holdings Count | Holding	21
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$979,236,858
Total number of portfolio holdings	21
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Apple, Inc.	7.67%
GE Vernova, Inc.	7.62%
NVIDIA Corp.	6.99%
General Electric Co. DBA GE Aerospace	6.95%
Amazon.com, Inc.	6.86%
ASML Holding N.V. - NY Reg. Shs.	5.65%
Netflix, Inc.	4.97%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.84%
Microsoft Corp.	4.72%
Alphabet, Inc. - Cl. A	4.62%
Sector Allocation
(% of net assets)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
Apple, Inc.	7.67%
GE Vernova, Inc.	7.62%
NVIDIA Corp.	6.99%
General Electric Co. DBA GE Aerospace	6.95%
Amazon.com, Inc.	6.86%
ASML Holding N.V. - NY Reg. Shs.	5.65%
Netflix, Inc.	4.97%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.84%
Microsoft Corp.	4.72%
Alphabet, Inc. - Cl. A	4.62%

C000020960 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Focus Fund
Class Name	Investor Class
Trading Symbol	MFOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico Focus Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focus Fund (Investor Class/MFOCX)	$58	1.18%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%	[2]
Net Assets	$ 979,236,858
Holdings Count | Holding	21
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$979,236,858
Total number of portfolio holdings	21
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Apple, Inc.	7.67%
GE Vernova, Inc.	7.62%
NVIDIA Corp.	6.99%
General Electric Co. DBA GE Aerospace	6.95%
Amazon.com, Inc.	6.86%
ASML Holding N.V. - NY Reg. Shs.	5.65%
Netflix, Inc.	4.97%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.84%
Microsoft Corp.	4.72%
Alphabet, Inc. - Cl. A	4.62%
Sector Allocation
(% of net assets)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
Apple, Inc.	7.67%
GE Vernova, Inc.	7.62%
NVIDIA Corp.	6.99%
General Electric Co. DBA GE Aerospace	6.95%
Amazon.com, Inc.	6.86%
ASML Holding N.V. - NY Reg. Shs.	5.65%
Netflix, Inc.	4.97%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.84%
Microsoft Corp.	4.72%
Alphabet, Inc. - Cl. A	4.62%

C000020961 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Growth Fund
Class Name	Investor Class
Trading Symbol	MGRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund (Investor Class/MGRIX)	$61	1.27%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.27%	[3]
Net Assets	$ 350,571,126
Holdings Count | Holding	28
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$350,571,126
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	53%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
NVIDIA Corp.	7.43%
Apple, Inc.	7.11%
Alphabet, Inc. - Cl. A	6.86%
Amazon.com, Inc.	6.83%
Microsoft Corp.	6.01%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	5.35%
Costco Wholesale Corp.	5.08%
Meta Platforms, Inc. - Cl. A	4.31%
General Electric Co. DBA GE Aerospace	4.06%
Netflix, Inc.	3.89%
Sector Allocation
(% of net assets)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
NVIDIA Corp.	7.43%
Apple, Inc.	7.11%
Alphabet, Inc. - Cl. A	6.86%
Amazon.com, Inc.	6.83%
Microsoft Corp.	6.01%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	5.35%
Costco Wholesale Corp.	5.08%
Meta Platforms, Inc. - Cl. A	4.31%
General Electric Co. DBA GE Aerospace	4.06%
Netflix, Inc.	3.89%

C000232237 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Growth Fund
Class Name	Institutional Class
Trading Symbol	MIGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund (Institutional Class/MIGWX)	$49	1.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.03%	[4]
Net Assets	$ 350,571,126
Holdings Count | Holding	28
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$350,571,126
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	53%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
NVIDIA Corp.	7.43%
Apple, Inc.	7.11%
Alphabet, Inc. - Cl. A	6.86%
Amazon.com, Inc.	6.83%
Microsoft Corp.	6.01%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	5.35%
Costco Wholesale Corp.	5.08%
Meta Platforms, Inc. - Cl. A	4.31%
General Electric Co. DBA GE Aerospace	4.06%
Netflix, Inc.	3.89%
Sector Allocation
(% of net assets)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
NVIDIA Corp.	7.43%
Apple, Inc.	7.11%
Alphabet, Inc. - Cl. A	6.86%
Amazon.com, Inc.	6.83%
Microsoft Corp.	6.01%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	5.35%
Costco Wholesale Corp.	5.08%
Meta Platforms, Inc. - Cl. A	4.31%
General Electric Co. DBA GE Aerospace	4.06%
Netflix, Inc.	3.89%

C000232238 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Midcap Growth Focus Fund
Class Name	Institutional Class
Trading Symbol	MIDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico Midcap Growth Focus Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Midcap Growth Focus Fund (Institutional Class/MIDFX)	$50	1.02%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%	[5]
Net Assets	$ 664,087,984
Holdings Count | Holding	39
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$664,087,984
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	62%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
GE Vernova, Inc.	6.36%
Siemens Energy A.G.	5.04%
KLA Corp.	4.74%
Viking Holdings Ltd.	4.13%
TKO Group Holdings, Inc.	3.86%
VSE Corp.	3.44%
Revolution Medicines, Inc.	3.21%
Amphenol Corp. - Cl. A	3.04%
Rolls-Royce Holdings PLC	3.03%
AMETEK, Inc.	2.95%
Sector Allocation
(% of net assets)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
GE Vernova, Inc.	6.36%
Siemens Energy A.G.	5.04%
KLA Corp.	4.74%
Viking Holdings Ltd.	4.13%
TKO Group Holdings, Inc.	3.86%
VSE Corp.	3.44%
Revolution Medicines, Inc.	3.21%
Amphenol Corp. - Cl. A	3.04%
Rolls-Royce Holdings PLC	3.03%
AMETEK, Inc.	2.95%

C000020962 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Midcap Growth Focus Fund
Class Name	Investor Class
Trading Symbol	MXXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico Midcap Growth Focus Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Midcap Growth Focus Fund (Investor Class/MXXIX)	$63	1.27%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.27%	[6]
Net Assets	$ 664,087,984
Holdings Count | Holding	39
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$664,087,984
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	62%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
GE Vernova, Inc.	6.36%
Siemens Energy A.G.	5.04%
KLA Corp.	4.74%
Viking Holdings Ltd.	4.13%
TKO Group Holdings, Inc.	3.86%
VSE Corp.	3.44%
Revolution Medicines, Inc.	3.21%
Amphenol Corp. - Cl. A	3.04%
Rolls-Royce Holdings PLC	3.03%
AMETEK, Inc.	2.95%
Sector Allocation
(% of net assets)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
GE Vernova, Inc.	6.36%
Siemens Energy A.G.	5.04%
KLA Corp.	4.74%
Viking Holdings Ltd.	4.13%
TKO Group Holdings, Inc.	3.86%
VSE Corp.	3.44%
Revolution Medicines, Inc.	3.21%
Amphenol Corp. - Cl. A	3.04%
Rolls-Royce Holdings PLC	3.03%
AMETEK, Inc.	2.95%

C000020963 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico International Opportunities Fund
Class Name	Investor Class
Trading Symbol	MIOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico International Opportunities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Opportunities Fund (Investor Class/MIOFX)	$71	1.50%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.50%	[7]
Net Assets	$ 165,414,437
Holdings Count | Holding	28
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$165,414,437
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Rolls-Royce Holdings PLC	7.93%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	7.06%
Siemens Energy A.G.	5.69%
NVIDIA Corp.	5.04%
Banco Santander S.A.	4.96%
Coca-Cola Europacific Partners PLC	4.46%
ASML Holding N.V.	4.30%
Linde PLC	4.22%
Teva Pharmaceutical Industries Ltd. Spon. ADR	3.78%
Amazon.com, Inc.	3.76%
Sector Allocation
(% of net assets)
Country Allocation
(% of total investments)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
Rolls-Royce Holdings PLC	7.93%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	7.06%
Siemens Energy A.G.	5.69%
NVIDIA Corp.	5.04%
Banco Santander S.A.	4.96%
Coca-Cola Europacific Partners PLC	4.46%
ASML Holding N.V.	4.30%
Linde PLC	4.22%
Teva Pharmaceutical Industries Ltd. Spon. ADR	3.78%
Amazon.com, Inc.	3.76%

C000232239 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	MIIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico International Opportunities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Opportunities Fund (Institutional Class/MIIOX)	$59	1.25%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.25%	[8]
Net Assets	$ 165,414,437
Holdings Count | Holding	28
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$165,414,437
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.

Top Ten Equity Holdings
(% of net assets)

Rolls-Royce Holdings PLC	7.93%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	7.06%
Siemens Energy A.G.	5.69%
NVIDIA Corp.	5.04%
Banco Santander S.A.	4.96%
Coca-Cola Europacific Partners PLC	4.46%
ASML Holding N.V.	4.30%
Linde PLC	4.22%
Teva Pharmaceutical Industries Ltd. Spon. ADR	3.78%
Amazon.com, Inc.	3.76%

Sector Allocation
(% of net assets)

Country Allocation
(% of total investments)

Largest Holdings [Text Block]

Top Ten Equity Holdings
(% of net assets)

Rolls-Royce Holdings PLC	7.93%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	7.06%
Siemens Energy A.G.	5.69%
NVIDIA Corp.	5.04%
Banco Santander S.A.	4.96%
Coca-Cola Europacific Partners PLC	4.46%
ASML Holding N.V.	4.30%
Linde PLC	4.22%
Teva Pharmaceutical Industries Ltd. Spon. ADR	3.78%
Amazon.com, Inc.	3.76%

C000232240 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Global Fund
Class Name	Institutional Class
Trading Symbol	MIGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico Global Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Fund (Institutional Class/MIGOX)	$52	1.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.08%	[9]
Net Assets	$ 360,677,876
Holdings Count | Holding	25
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$360,677,876
Total number of portfolio holdings	25
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	9.41%
Rolls-Royce Holdings PLC	8.91%
ASML Holding N.V. - NY Reg. Shs.	6.44%
GE Vernova, Inc.	5.87%
NVIDIA Corp.	5.53%
Amazon.com, Inc.	4.78%
Netflix, Inc.	4.50%
The Goldman Sachs Group, Inc.	4.33%
Meta Platforms, Inc. - Cl. A	4.24%
General Electric Co. DBA GE Aerospace	4.07%
Sector Allocation
(% of net assets)
Country Allocation
(% of total investments)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	9.41%
Rolls-Royce Holdings PLC	8.91%
ASML Holding N.V. - NY Reg. Shs.	6.44%
GE Vernova, Inc.	5.87%
NVIDIA Corp.	5.53%
Amazon.com, Inc.	4.78%
Netflix, Inc.	4.50%
The Goldman Sachs Group, Inc.	4.33%
Meta Platforms, Inc. - Cl. A	4.24%
General Electric Co. DBA GE Aerospace	4.07%

C000048905 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Global Fund
Class Name	Investor Class
Trading Symbol	MGLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico Global Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Fund (Investor Class/MGLBX)	$66	1.36%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.36%	[10]
Net Assets	$ 360,677,876
Holdings Count | Holding	25
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$360,677,876
Total number of portfolio holdings	25
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	9.41%
Rolls-Royce Holdings PLC	8.91%
ASML Holding N.V. - NY Reg. Shs.	6.44%
GE Vernova, Inc.	5.87%
NVIDIA Corp.	5.53%
Amazon.com, Inc.	4.78%
Netflix, Inc.	4.50%
The Goldman Sachs Group, Inc.	4.33%
Meta Platforms, Inc. - Cl. A	4.24%
General Electric Co. DBA GE Aerospace	4.07%
Sector Allocation
(% of net assets)
Country Allocation
(% of total investments)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	9.41%
Rolls-Royce Holdings PLC	8.91%
ASML Holding N.V. - NY Reg. Shs.	6.44%
GE Vernova, Inc.	5.87%
NVIDIA Corp.	5.53%
Amazon.com, Inc.	4.78%
Netflix, Inc.	4.50%
The Goldman Sachs Group, Inc.	4.33%
Meta Platforms, Inc. - Cl. A	4.24%
General Electric Co. DBA GE Aerospace	4.07%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.